COMMITMENTS AND CONTINGENCIES	12 Months Ended
Nov. 30, 2022
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]

16. COMMITMENTS AND CONTINGENCIES

As at November 30, 2022, the Company has the following commitments:

The Company entered into lease agreement with arm's length party on September 9, 2021. The term commenced on May 1, 2021 and will set to expire on April 30, 2024 and with annual lease fee of £12,000 or £1,000 per month with interest of 4% per annum above Barclays Bank PLC base rate in case of default (Note 17). Further, on the same date, the Company entered into separate agreement with the same arm's length party for drone flying permission over the land without restriction in exchange of £1,500 annual fee. The term commenced on May 1, 2021 and expire on April 30, 2024 as well.

In November 2018, the Company entered into two-year lease agreement for leased premises in Plymouth, Massachusetts, commenced December 1, 2018 and ended on November 30, 2020. On December 31, 2020, the Company renewed this lease agreement to November 30, 2023. The minimum base rent for the remaining lease term are: US$3,188 per month from December 1, 2021 to November 30, 2022; and US$3,284 per month from December 1, 2022 to November 30, 2023 (Note 17).

The Company has certain commitments related to key management compensation for $35,875 per month with no specific expiry of terms (Note 9).

On February 4, 2023, the Company received a disputed claim from former consultant on the unpaid fees for the month of November 2022, December 2022 and January 2023 with an aggregate liability of $30,000. As of the reporting date, the Company is still waiting for the court order and plans to take a legal course of action as well. Management cannot determine the outcome as of the date of this report.

On April 1, 2020 the Company entered into an agreement with a Director of the Company to provide consulting services. In line with this, the Company shall pay $250,000 annually either through cash in 12 monthly installments at the end of each calendar month or through the issuance of 1,000,000 common shares of the Company in four equal quarterly installments, in arrears.